PREFERRED STOCK 2 (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contingently Redeemable Preferred Stock [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock	$ 79	$ 79
Contingently Redeemable Preferred Stock [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock	79	79
Contingently Redeemable, Twenty Dollar Par Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Authorized	1,375,000
Five Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	375,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 24.00
Redeemable Preferred Stock	8	8
Redeemable Preferred Stock, Par Value	$ 20
Four Point Five Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	300,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 21.20
Redeemable Preferred Stock	6	6
Redeemable Preferred Stock, Par Value	$ 20
Four Point Four Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	325,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 21.00
Redeemable Preferred Stock	7	7
Redeemable Preferred Stock, Par Value	$ 20
Four Point Six Percent Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	373,770
Redeemable Preferred Stock, Redemption Price Per Share	$ 20.25
Redeemable Preferred Stock	7	7
Redeemable Preferred Stock, Par Value	$ 20
Contingently Redeemable, No Par Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Authorized	10,000,000
Redeemable Preferred Stock, Liquidation Preference	$ 25
One Seventy Per Share Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	1,400,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 25.085
Redeemable Preferred Stock	35	35
One Eighty Two Per Share Series [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	640,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 26.00
Redeemable Preferred Stock	$ 16	$ 16